[TCW LOGO]-Registered Trademark-
TCW CONVERTIBLE
SECURITIES FUND, INC.
-------------------------------
DIRECTORS AND OFFICERS
Ernest O. Ellison
PRESIDENT AND DIRECTOR
John C. Argue
DIRECTOR
Norman Barker, Jr.
DIRECTOR
Richard W. Call
DIRECTOR
Matthew K. Fong
DIRECTOR
John A. Gavin
DIRECTOR
Patrick C. Haden
DIRECTOR
Charles A. Parker
DIRECTOR
Robert G. Sims
DIRECTOR

Thomas D. Lyon
SENIOR VICE PRESIDENT
Kevin A. Hunter
SENIOR VICE PRESIDENT
Thomas E. Larkin, Jr.
SENIOR VICE PRESIDENT
Hilary G.D. Lord
SENIOR VICE PRESIDENT
AND ASSISTANT SECRETARY
Alvin R. Albe, Jr.
SENIOR VICE PRESIDENT
Phillip K. Holl
SECRETARY
Michael E. Cahill
GENERAL COUNSEL AND
ASSISTANT SECRETARY
David S. DeVito
TREASURER
George Winn
ASSISTANT TREASURER

-------------------------------------------------------
SHAREHOLDER INFORMATION
INVESTMENT ADVISER
TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
-------------------------------------------------
TRANSFER AGENT, DIVIDEND REINVESTMENT
AND DISBURSING AGENT AND REGISTRAR
The Bank of New York
Church Street Station
P.O. Box #11002
New York, New York 10277-0770
-------------------------------------------------
CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116
-------------------------------------------------
INDEPENDENT AUDITORS
Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071
-------------------------------------------------
LEGAL COUNSEL
Dechert
1775 Eye Street N.W.
Washington DC, 20006
-------------------------------------------------

TCW Convertible
Securities Fund, Inc.
-----------------------------
-----------------------------

SEMI-ANNUAL REPORT

June 30, 2002
                                                [TCW LOGO]-Registered Trademark-

--------------------------------------------------------------------------------
[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
The President's Letter
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

    The first six months of 2002 were a difficult period for the financial markets. Stocks declined significantly in what has become a bear market that rivals that of 1973-1974. The combination of corporate fraud and the aggressive accounting on the parts of some large corporations have shaken investor confidence. This has not only been reflected in stock prices, but in corporate credit spreads as well. The combination of falling stock prices and widening credit spreads have been the primary cause of negative performance for convertible securities in 2002.

PERFORMANCE OF THE FUND'S SHARES

    For the six months ended June 30, 2002, the TCW Convertible Securities Fund, Inc. (the "Fund") had a return on Net Asset Value (NAV) of a negative 17.98%. The Fund's shareholders realized a return of negative 21.86% from a decrease in the market price of the Fund from $8.55 on December 31, 2001 to $6.26 on June 30, 2002 (with dividends reinvested). The total distribution for the period was $0.42. This represents the two quarterly dividends of $0.21. Of these distributions, approximately $0.17 was from earned income while the remainder was a return of capital. The ultimate return of capital for tax purposes is determined on an annual basis. The Fund's market price per share on June 30, 2002 represents a premium of 22.50% to the Fund's NAV of $5.11.

STRUCTURE OF THE FUND

    The Fund continues to invest in companies that are concentrated in sectors which we believe should grow more rapidly than the overall economy going forward. The six largest industries are as follows:

Electronics.......................................  13.0%
Telecommunications................................  12.1%
Media.............................................   9.6%
Pharmaceuticals...................................   6.8%
Computer Software.................................   6.2%
Insurance.........................................   5.2%

    In addition, the Fund's holdings are structured as a "barbell". A significant number of holdings are more bond-like with high yields / conversion premiums, while at the other end of the "barbell", the securities are comprised of more equity-like convertible bonds and preferreds.

                        TCW CONVERTIBLE SECURITIES FUND
                    BREAKDOWN OF YIELD / CONVERSION PREMIUM
                              AS OF JUNE 30, 2002

                           25%   25%-50%  50%-75%  75%-100%   100%
                           ----  -------  -------  --------  -------
NUMBER OF SECURITIES.....   19       17        7         3       26
PORTFOLIO WEIGHTING......  27.9%   27.4%     8.2%      3.0%    33.5%
WGT. AVG. CONV.
  PREMIUM................  16.4%   32.0%    60.4%     90.4%   425.7%
WGT. AVG.
  YIELD-TO-MATURITY......  2.5%     4.0%     6.8%      7.9%    15.6%

  We believe that the Fund, with a current yield of 6.7%, BBB- average credit quality and its "barbell" approach, should provide moderate exposure to improving equity and credit markets and is positioned to provide good performance relative to bonds and stocks going forward.

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TCW CONVERTIBLE SECURITIES FUND, INC.
The President's Letter (continued)
--------------------------------------------------------------------------------

FUND STRATEGY AND OUTLOOK

    The performance of the Fund during the first half of 2002 was disappointing. The stocks of companies in growth sectors of the economy continued to do poorly. In addition, companies with significant leverage were also hit hard as investors worried about future liquidity and their ultimate viability. Particularly affected were companies in the technology, telecommunications, power and media sectors. The Fund's significant weightings in these sectors of the economy, especially media, has hurt performance thus far this year. We believe that many convertibles in the technology, wireless telecommunications, media and healthcare sectors now provide attractive investment opportunities. Some of these opportunities are in busted convertible bonds, which have double-digit yields and where the underlying company has a strong balance sheet. Other opportunities are in more equity-sensitive convertibles whose underlying stocks have declined significantly with the market and appear attractive.

    The issuance of convertible securities has slowed substantially relative to the first six months of 2001. During the first half of 2002, there were 86 new issues with a net value of $41.7 billion brought to market. This was down from $57.6 billion in new issuance for the first six months of 2001. The issuance thus far in 2002, has been characterized by relatively high quality ($29.1 billion of issuance was investment grade), a large number of convertible preferreds (42.8% of issuance) and fewer zero-coupon issues (19.6% of issuance).

    The new issue market remained active despite the slowdown as compared to the same period in 2001. The Fund participated in 35 of the 86 new issues brought to market. Of the 35 issues, 16 were purchased as investments and 19 were purchased as trades.

                        TCW CONVERTIBLE SECURITIES FUND
                           2002 NEW ISSUES PURCHASED

                                                                 Conversion
Security                             Credit Quality    Yield      Premium
--------                             --------------  ----------  ----------
Williams 9.0% Pfd..................       BBB            9.0%        25.0%
Morgan Stanley exch. Siebel 20.35%
  Pfd..............................        A           20.35%          NA
*Emulex Corp. 1.75% 2/1/07.........        NR           1.75%        22.0%
Ford Motor 6.5% Pfd................       BBB-           7.0%        22.5%
Lehman Exch. Siebel 19% Pfd........        A-           19.0%          NA
*GATX Corp. 7.5% 2/1/07............       BBB            7.5%        16.0%
*Acxicom 3.75% 2/15/09.............       BB-           3.75%        30.0%
*OSI Pharmaceuticals 4.0% 2/1/09...        NR            4.0%        23.3%
*Adaptec 3.0% 3/5/07...............        B-            3.0%        32.0%
*GAP Stores 5.75% 3/15/09..........       BB+           5.75%        30.0%
General Motors 5.25% Pfd B.........       BBB+          5.25%        22.5%
General Motors 4.5% Pfd A..........       BBB+           4.5%        32.5%
Commerce Bancorp 5.95% Pfd.........       BB+           5.95%        27.0%
Merrill Lynch 0% 3/13/32...........       AA-              0%        33.0%
*Lucent 7.75% Pfd..................       CCC+          7.75%        24.0%
*Computer Associates 5% 3/15/07....       BBB+           5.0%        33.0%
*Ohio Casualty 5.0% 3/19/22........        BB            5.0%        27.0%
*NAVISTAR 4.75% 4/1/09.............       BB-           4.75%        30.0%
*Airborne 5.75% 5/1/07.............       BBB-          5.75%        24.0%
Traveler's 4.5% 4/15/32............       BBB            4.5%        25.0%
*EDO Corp. 5.25% 4/15/07...........        NR           5.25%        25.0%
*GenCorp Bond 5.75% 4/5/07.........        B+           5.75%        27.0%
*Duane Reade 2.15% 4/16/22.........       BB-           2.15%        28.0%
Sempra 8.5% Pfd....................        A-            8.5%        22.0%
*Isis Pharmaceuticals 5.5%
  5/1/09...........................        NR            5.5%        25.0%
Alltel 7.75% Pfd...................        A            7.75%        22.0%
*Lennox 6.25% 6/1/09...............        B            6.25%        25.0%
IKON Office 5.0% 5/1/07............       BB+            5.0%        29.0%
*Pep Boys 4.25% 6/1/07.............       BB-           4.25%        33.0%
*Charming Shoppes 4.75% 6/1/12.....       BB-           4.75%        29.0%
Toys 'R Us 6.25% Pfd...............       BBB           6.25%        22.0%
*Mentor Graphics 6.87% 6/15/07.....        NR           6.88%        45.0%
Medicis Pharmaceuticals 2.5%
  6/4/32...........................        NR            2.5%        25.0%
El Paso Energy 9.0% Pfd............       BBB            9.0%        20.0%

-------------

  *  Security held for short term.

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TCW CONVERTIBLE SECURITIES FUND, INC.
The President's Letter (continued)
--------------------------------------------------------------------------------

  The stock market's decline in 2002 has been caused by concerns over corporate governance, a weakening dollar, valuation issues, continuing terrorist threats and tension in the West Bank. Although the list appears somewhat daunting, improving economic fundamentals will eventually erase many of the concerns. We believe the third quarter will mark an important reversal in corporate earnings reports. It now appears that over 60% of the companies in the S&P 500 reported earnings, which exceeded expectations. Improving earnings will help reduce the perceived risk in the high yield market and make equity and debt issuance less onerous. As the market resolves concerns one by one, a meaningful rally could occur, leading to better performance for the Fund in the second half of the year.

DIVIDEND DISTRIBUTION POLICY

    The Fund announced on July 24, 2002 that its historic policy of paying a quarterly $0.21 distribution is not sustainable in the current environment and will be discontinued. In the future, dividends will be declared and paid quarterly out of estimated net investment company taxable income. The Fund intends to distribute to shareholders substantially all of its net realized capital gains at least annually, to the extent required for U.S. federal income tax purposes. The Board of Directors also may, in its discretion, choose to pay distributions in excess of net investment income and net realized capital gains, though it is not required to do so. If it elects to do so, this excess amount will be treated as a return of capital, which will reduce the tax basis in a shareholder's shares, thereby increasing his or her potential gain or reducing potential loss on the sale of the shares.

    The company has adopted these changes in recognition of the severe market conditions facing the convertible securities market at this time and the difficulty of realizing capital gains against a broad and sustained decline in market values and declining interest rates. The Fund expects the net effect of the new policy will be a decrease in the quarterly distribution, at least over the near term. The current yield on the net asset value of the Fund's portfolio is approximately 6.7%.

JOHN C. ARGUE

    It is with great sadness that I have to report that John passed away on August 10, 2002, after an eight-month battle with leukemia. We will miss his candor, insights, leadership, knowledge, and most importantly, his friendship.

DIVIDEND REINVESTMENT PLAN

    Shareholders who wish to add to their investment may do so through the Dividend Reinvestment Plan (the "Plan"). Under the Plan, your dividend is used to purchase shares on the open market whenever shares and the related sales commission are selling below the Fund's Net Asset Value per share. If the market price, including commission, is selling above the Net Asset Value, you will receive shares at a price equal to the higher of the Net Asset Value per share on the payment date or 95% of the closing market price on the payment date.

--------------------------------------------------------------------------------
[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
The President's Letter (continued)
--------------------------------------------------------------------------------

    To enroll in the Plan, if your shares are registered in your name, write to The Bank of New York, Church Street Station, P.O. Box #11002, New York, New York 10277-0770, or call their toll free number (800) 524-4458. If your shares are held by a brokerage firm, please call your broker. If, however, you need assistance, please call our investor relations department at (877) TCW-MKTS (829-6587). As always, we would be pleased to accommodate your investment needs.

                     Sincerely,

                     /s/ Ernest O. Ellison

                     Ernest O. Ellison
                     President and Director
                     August 12, 2002

--------------------------------------------------------------------------------
[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Schedule of Investments (Unaudited)
June 30, 2002
--------------------------------------------------------------------------------

Principal                                                Market
  Amount                                                 Value
----------                                            ------------
            FIXED INCOME SECURITIES

            BANKING & FINANCIAL SERVICES (2.2% OF
             NET ASSETS)
$4,035,000  E*TRADE Group, Inc., 6%,
              due 02/01/07..........................  $  3,071,644+
 2,975,000  E*TRADE Group, Inc., 6.75%,
              due 05/15/08..........................     2,573,375+
                                                      ------------
                Total Banking & Financial
                  Services..........................     5,645,019
                                                      ------------
            BUILDING MATERIALS (1.2%)
 3,465,000  American International Group, Inc.,
              Exchangeable Home Depot, Inc., (144A),
              1%, due 02/14/06......................     3,114,169*
                                                      ------------
            COMMERCIAL SERVICES (2.1%)
 5,720,000  Ikon Office Solutions, (144A), 5%,
              due 05/01/07..........................     5,387,210*
                                                      ------------
            COMMUNICATIONS (0.9%)
 5,350,000  Nortel Networks Corp., (144A), 4.25%,
              due 09/01/08..........................     2,467,687*
                                                      ------------
            COMPUTER SERVICES (1.1%)
 5,030,000  Federal National Mortgage Association,
              Exchangeable Micron Technology, Inc.,
              (144A), 0%, due 05/15/08..............     2,890,993*
                                                      ------------
            COMPUTER SOFTWARE (4.1%)
 5,360,000  Lehman Brothers Holdings, Inc.,
              Exchangeable Siebel Systems, Inc.,
              19%, due 02/01/03.....................     2,599,600
 2,820,000  Siebel Systems, Inc., 5.5%,
              due 09/15/06..........................     2,802,375+
 1,950,000  Symantec Corp., (144A), 3%,
              due 11/01/06..........................     2,371,687*
 3,505,000  Veritas Software Corp., 1.856%,
              due 08/13/06..........................     2,939,819
                                                      ------------
                Total Computer Software.............    10,713,481
                                                      ------------
Principal                                                Market
  Amount                                                 Value
----------                                            ------------

            ELECTRIC UTILITIES (1.1%)
$4,320,000  AES Corp., 4.5%, due 08/15/05...........  $  2,775,600+
                                                      ------------
            ELECTRONICS (11.6%)
 4,520,000  ASM Lithography Holding N.V., (144A),
              4.25%, due 11/30/04...................     3,983,250*+
 3,170,000  ASM Lithography Holding N.V., (144A),
              5.75%, due 10/15/06...................     3,669,275*
 3,060,000  Burr-Brown Corp., 4.25%,
              due 02/15/07..........................     3,098,250+
 5,255,000  GlobeSpan, Inc., (144A), 5.25%,
              due 05/15/06..........................     4,256,550*
 4,080,000  LSI Logic Corp., 4.25%, due 03/15/04....     3,957,600+
 3,815,000  PMC-Sierra, Inc., (144A), 3.75%,
              due 08/15/06..........................     2,832,637*
 9,330,000  STMicroelectronics N.V., 0%,
              due 09/22/09..........................     8,268,712
                                                      ------------
                Total Electronics...................    30,066,274
                                                      ------------
            ENERGY & OIL SERVICES (2.1%)
 4,995,000  Kerr-McGee Corp., 5.25%,
              due 02/15/10..........................     5,531,962
                                                      ------------
            ENTERTAINMENT & LEISURE (2.0%)
 5,460,000  Morgan Stanley Dean Witter & Co.,
              Exchangeable The Walt Disney Co.,
              0.25%, due 12/30/08...................     5,282,550
                                                      ------------
            INDUSTRIAL-DIVERSIFIED (4.0%)
 1,705,000  SPX Corp., 0%, due 02/06/21.............     1,159,400
 9,000,000  SPX Corp., (144A), 0%, due 02/06/21.....     6,120,000*
 4,530,000  Tyco International, Ltd., 0%,
              due 02/12/21..........................     3,137,025+
                                                      ------------
                Total Industrial--Diversified.......    10,416,425
                                                      ------------
            INSURANCE (3.8%)
 7,105,000  American International Group, Inc.,
              0.5%, due 05/15/07....................     6,492,194+
 3,440,000  Swiss RE America Holding, (144A), 3.25%,
              due 11/21/21..........................     3,341,100*
                                                      ------------
                Total Insurance.....................     9,833,294
                                                      ------------

+ Security partially or fully lent (Note 3).
 * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $75,416,694 or 29.1% of net assets.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Schedule of Investments (Unaudited) (continued)
June 30, 2002
--------------------------------------------------------------------------------

Principal                                                Market
  Amount                                                 Value
----------                                            ------------
            MEDIA-BROADCASTING & PUBLISHING (1.3%)
$3,830,000  Charter Communications, Inc., 4.75%,
              due 06/01/06..........................  $  1,782,980
   455,000  Charter Communications, Inc., 5.75%,
              due 10/15/05..........................       238,306
 2,555,000  Charter Communications, Inc., (144A),
              5.75%, due 10/15/05...................     1,338,181*
                                                      ------------
                Total Media--Broadcasting &
                  Publishing........................     3,359,467
                                                      ------------
            MEDICAL SUPPLIES (4.0%)
 7,420,000  Agilent Technolgies, Inc., (144A), 3%,
              due 12/01/21..........................     7,624,050*
 3,595,000  Alza Corp., Exchangeable Johnson &
              Johnson, Inc., 0%, due 07/28/20.......     2,699,629
                                                      ------------
                Total Medical Supplies..............    10,323,679
                                                      ------------
            PHARMACEUTICALS (6.8%)
 3,960,000  Human Genome Sciences, Inc., 5%,
              due 02/01/07..........................     3,019,500
 4,085,000  Invitrogen Corp., (144A), 2.25%,
              due 12/15/06..........................     3,196,513*
 2,100,000  Medicis Pharmaceutical Corp., (144A),
              2.5%, due 06/04/32....................     2,034,375*
 9,635,000  Roche Holdings, Inc., Exchangeable
              Genentech, Inc., (144A), 0%,
              due 01/19/15..........................     6,804,719*
 4,425,000  Sepracor Inc., (144A), 5.75%,
              due 11/15/06..........................     2,682,656*
                                                      ------------
                Total Pharmaceuticals...............    17,737,763
                                                      ------------
            TELECOMMUNICATIONS (9.5%)
 9,000,000  American Tower Corp., 6.25%,
              due 10/15/09..........................     5,400,000
 3,315,000  Bank of America Corp., Exchangeable
              Qualcomm, Inc., 15%, due 09/27/02.....     2,142,319
 4,750,000  Echostar Communications Corp., 4.875%,
              due 01/01/07..........................     3,710,938+
 9,250,000  Nextel Communications, Inc., 4.75%,
              due 07/01/07..........................     4,574,125+
 4,405,000  ONI Systems Corp., 5%, due 10/15/05.....     3,006,413+
Principal                                                Market
  Amount                                                 Value
----------                                            ------------
$4,805,000  Telefonos de Mexico, S.A. de C.V.,
              4.25%, due 06/15/04...................  $  5,705,938+
                                                      ------------
                Total Telecommunications............    24,539,733
                                                      ------------
            TRANSPORTATION (2.7%)
 6,850,000  United Parcel Service, Inc., 1.75%,
              due 09/27/07..........................     7,021,250+
                                                      ------------
                TOTAL FIXED INCOME SECURITIES
                  (COST: $187,179,818) (60.5%)......   157,106,556
                                                      ------------

Number of
  Shares
----------
            EQUITY SECURITIES

            COMMON STOCK (COST: $16,059,509) (3.7%)

            MEDIA-BROADCASTING & PUBLISHING (3.7%)
   297,200  Clear Channel Communications, Inc.......     9,516,344
                                                      ------------

            CONVERTIBLE PREFERRED STOCK

            AEROSPACE/DEFENSE (1.2%)
    46,050  Raytheon, Inc., Class B, $4.125.........     3,050,812+
                                                      ------------
            AUTOMOTIVE (2.7%)
   108,300  General Motors Corp., $1.125............     2,798,472+
   159,300  General Motors Corp., $1.313............     4,184,811
                                                      ------------
                Total Automotive....................     6,983,283
                                                      ------------
            BANKING & FINANCIAL SERVICES (1.8%)
    62,700  Washington Mutual, Inc., $2.688.........     3,330,937
    26,750  Washington Mutual, Inc., (144A),
              $2.688................................     1,421,094*
                                                      ------------
                Total Banking & Financial
                  Services..........................     4,752,031
                                                      ------------

+ Security partially or fully lent (Note 3).
 * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $75,416,694 or 29.1% of net assets.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Schedule of Investments (Unaudited) (continued)
June 30, 2002
--------------------------------------------------------------------------------

Number of                                                Market
  Shares                                                 Value
----------                                            ------------
            COMMERCIAL SERVICES (2.6%)
   152,450  Cendant Corp., $3.875...................  $  6,662,065+
                                                      ------------
            COMMUNICATIONS (3.8%)
     8,800  Lucent Technologies, Inc., (144A),
              $77.50................................     4,268,000*
   145,720  Titan Capital Trust, $2.875.............     5,537,360
                                                      ------------
                Total Communications................     9,805,360
                                                      ------------
            COMPUTER SERVICES (3.0%)
   118,400  Tribune Co., $2.00......................     7,725,600
                                                      ------------
            COMPUTER SOFTWARE (2.1%)
   148,300  Morgan Stanley Dean Witter & Co.,
              Exchangeable Siebel Systems, Inc.,
              $7.123................................     2,632,325
   165,300  Solectron Corp., $1.8125................     2,952,258**+
                                                      ------------
                Total Computer Software.............     5,584,583
                                                      ------------
            ELECTRIC UTILITIES (1.8%)
   165,300  Calpine Capital Trust II, $2.75.........     4,793,700
                                                      ------------
            ELECTRONICS (1.4%)
   132,990  Goldman Sachs Group, Inc., Exchangeable
              Texas Instruments, Inc., $2.458.......     3,777,581
                                                      ------------
            INSURANCE (1.4%)
    79,600  QBE Insurance Group, Ltd., (144A),
              $4.00.................................     3,669,560*
       100  Reinsurance Group of America, Inc.,
              $2.875................................         4,962
                                                      ------------
                Total Insurance.....................     3,674,522
                                                      ------------
            MEDIA-BROADCASTING & PUBLISHING (4.6%)
    65,000  Cox Communications, Inc., $3.50.........     2,649,400
    77,100  Cox Communications, Inc., $6.859........     2,259,030
   141,900  Equity Securities Trust, Exchangeable
              Cablevision Systems Corp. $1.406......     1,627,593
Number of                                                Market
  Shares                                                 Value
----------                                            ------------
   107,250  Equity Securities Trust, Exchangeable
              Cablevision Systems Corp., $2.343.....  $  1,576,575
     2,050  Radio One, Inc., $65.00.................     1,966,975+
     2,025  Radio One, Inc., (144A), $65.00.........     1,942,988*
                                                      ------------
                Total Media--Broadcasting &
                  Publishing........................    12,022,561
                                                      ------------
            OIL & GAS (4.9%)
   107,300  El Paso Corp., $4.50....................     5,504,490
   183,200  Sempra Energy, $2.125...................     4,231,920
   236,500  Williams Companies, Inc., $2.25.........     2,975,170+
                                                      ------------
                Total Oil & Gas.....................    12,711,580
                                                      ------------
            PAPER & FOREST PRODUCTS (1.4%)
    66,750  Boise Cascade Corp., $3.75..............     3,574,463
                                                      ------------
            RETAIL (1.7%)
    88,700  Toys R Us, Inc., $3.125.................     4,550,310
                                                      ------------
            TELECOMMUNICATIONS (2.6%)
    63,100  Alltel Corp., $3.875....................     3,062,874
   239,600  MediaOne Group, Inc., Exchangeable
              Vodafone AirTouch PLC, $3.041.........     3,584,416
                                                      ------------
                Total Telecommunications............     6,647,290
                                                      ------------
            UTILITIES (1.6%)
   136,440  Mirant Trust, $3.125....................     4,044,082+
                                                      ------------
                TOTAL CONVERTIBLE PREFERRED STOCK
                  (COST: $130,226,795) (38.6%)......   100,359,823
                                                      ------------
                TOTAL EQUITY SECURITIES (COST:
                  $146,286,304) (42.3%).............   109,876,167
                                                      ------------

 + Security partially or fully lent (Note 3).
 * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $75,416,694 or 29.1% of net assets.
** Non-income producing.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Schedule of Investments (Unaudited) (continued)
June 30, 2002
--------------------------------------------------------------------------------

Principal                                                Market
  Amount                                                 Value
----------                                            ------------
            SHORT-TERM INVESTMENTS

$5,824,144  American Express Co., 1.79%,
              due 07/22/02..........................  $  5,824,144***
 1,456,036  Bank of Nova Scotia, 1.8%,
              due 07/15/02..........................     1,456,036***
 1,456,036  Bayerische Hypo-Und Vereinsbank AG,
              1.8%, due 08/08/02....................     1,456,036***
 3,640,091  Bayerishche Hypo-Und Vereinsbank AG,
              1.8%, due 09/19/02....................     3,640,091***
 2,962,073  Citibank, N.A., 1.79%, due 11/04/02.....     2,962,073***
 3,928,430  Fleet National Bank, 2%,
              due 07/03/02..........................     3,928,430***
 2,124,768  Investors Bank & Trust Depository
              Reserve, 0.99%, due 07/01/02..........     2,124,768
 1,385,773  Merrill Lynch & Company, 1.91%,
              due 11/26/02..........................     1,385,773***
   728,018  Merrill Lynch & Company, 1.92%,
              due 04/16/03..........................       728,018***
 8,751,897  Merrimac Money Market Fund, 1.89%,
              due 07/01/02..........................     8,751,897***
Principal                                                Market
  Amount                                                 Value
----------                                            ------------
$1,456,036  National City Bank, 1.82%,
              due 01/23/03..........................  $  1,456,036***
 2,912,072  Royal Bank of Canada, 1.94%,
              due 07/01/02..........................     2,912,072***
 3,640,090  Royal Bank of Scotland, 1.83%,
              due 08/16/02..........................     3,640,090***
 2,912,072  Toronto Dominion, 1.83%,
              due 08/29/02..........................     2,912,072***
 1,456,042  U.S. Bank, 1.8%, due 11/06/02...........     1,456,042***
                                                      ------------
                TOTAL SHORT-TERM INVESTMENTS
                  (COST: $44,633,578) (17.2%).......    44,633,578
                                                      ------------
                TOTAL INVESTMENTS (COST:
                  $378,099,700) (120.0%)............   311,616,301

            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-20.0%)..............................   (52,012,333)
                                                      ------------
            NET ASSETS (100.0%).....................  $259,603,968
                                                      ============

*** Represents investments of securities lending collateral (Note 3). SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Statement of Assets and Liabilities (Unaudited)
June 30, 2002
--------------------------------------------------------------------------------

ASSETS:
    Investments, at Value (Cost: $378,099,700)
      (Note 1)....................................  $311,616,301
    Receivables for Securities Sold...............    4,708,563
    Interest and Dividends Receivable.............    2,122,065
                                                    -----------
        Total Assets..............................  318,446,929
                                                    -----------
LIABILITIES:
    Distributions Payable.........................   10,669,928
    Payables for Securities Purchased.............    5,235,908
    Payables Upon Return of Securities Loaned
      (Note 5)....................................   42,508,810
    Accrued Investment Advisory Fees (Note 3).....      135,988
    Other Accrued Expenses........................      292,327
                                                    -----------
        Total Liabilities.........................   58,842,961
                                                    -----------
NET ASSETS........................................  $259,603,968
                                                    ===========
Net Assets were comprised of:
    Common Stock, par value $0.01 per share,
      (75,000,000 shares authorized, 50,809,179
      shares issued and outstanding)..............  $   508,092
    Paid-in Capital...............................  396,695,375
    Undistributed Net Realized (Loss) on
      Investments.................................  (47,835,187)
    Net Unrealized (Depreciation) of
      Investments.................................  (66,483,399)
    (Overdistributed) Net Investment Income.......  (23,280,913)
                                                    -----------
NET ASSETS........................................  $259,603,968
                                                    ===========
NET ASSET VALUE PER SHARE.........................  $      5.11
                                                    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Statement of Operations (Unaudited)
Six Months Ended June 30, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest (Note 1) (including security lending
      fees of $31,551)............................  $ 6,116,125
    Dividends (Note 1)............................    3,912,819
                                                    -----------
        Total Investment Income...................   10,028,944
                                                    -----------
EXPENSES:
    Investment Advisory Fees (Note 3).............      911,604
    Accounting Fees (Note 3)......................       37,120
    Administration Fees...........................       59,803
    Audit and Tax Service Fees....................       17,661
    Transfer Agent Fees...........................       29,893
    Custodian Fees................................       11,946
    Directors' Fees & Expenses (Note 6)...........       42,151
    Proxy Costs...................................       38,680
    Listing Fees..................................       25,227
    Insurance Costs...............................        3,511
    Legal Fees....................................       43,489
    Printing and Distribution Costs...............       11,940
    Miscellaneous.................................       14,321
                                                    -----------
        Total.....................................    1,247,346
                                                    -----------
        Net Investment Income.....................    8,781,598
                                                    -----------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS
    Net Realized (Loss) on Investments............   (5,736,669)
    Change in Unrealized (Depreciation) of
      Investments.................................  (63,119,428)
                                                    -----------
        Net Realized and Unrealized (Loss) on
          Investments.............................  (68,856,097)
                                                    -----------
DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $(60,074,499)
                                                    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                          Six Months Ended
                                           June 30, 2002       Year Ended
                                            (Unaudited)     December 31, 2001
                                          ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net Investment Income...............    $  8,781,598      $ 17,315,495
    Net Realized (Loss) on
      Investments.......................      (5,736,669)      (42,806,531)
    Change in Unrealized (Depreciation)
      of Investments....................     (63,119,428)      (19,945,446)
                                            ------------      ------------
        (Decrease) in Net Assets
          Resulting from Operations.....     (60,074,499)      (45,436,482)
                                            ------------      ------------
Distributions to Shareholders:
    From Net Investment Income..........      (8,781,598)      (17,315,495)
    In Excess of Net Investment
      Income............................     (12,540,218)      (10,700,116)
    Return of Capital...................              --       (10,888,437)
                                            ------------      ------------
        Total Distributions to
          Shareholders..................     (21,321,816)      (38,904,048)
                                            ------------      ------------
Capital Share Transactions:
    Shares Issued through Exercise of
      Common Stock Subscription Rights
      (8,450,030 for the year ended
      December 31, 2001) (Note 7).......              --        65,656,733
    Shares Issued in Reinvestment of
      Dividends (163,496 for the six
      months ended June 30, 2002 and
      623,429 for the year ended
      December 31, 2001)................       1,422,837         5,706,722
                                            ------------      ------------
    Increase in Net Assets Resulting
      from Net Capital Share
      Transactions......................       1,422,837        71,363,455
                                            ------------      ------------
        Total (Decrease) in Net
          Assets........................     (79,973,478)      (12,977,075)
NET ASSETS:
Beginning of Period.....................     339,577,446       352,554,521
                                            ------------      ------------
End of Period...........................    $259,603,968      $339,577,446
                                            ============      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

    TCW Convertible Securities Fund, Inc. (the "Fund") was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on March 5, 1987. The Fund's investment objective is to seek a total investment return, comprised of current income and capital appreciation through investment principally in convertible securities. In accordance with the requirements of new Rule 35d-1 under the 1940 Act, the Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes in convertible securities. The 80% investment policy described above is non-fundamental and may be changed by the Board of Directors to become effective upon at least 60 days' notice to shareholders.

    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, while interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are recognized as interest income and expense, respectively, using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of identified cost.

DISTRIBUTIONS: The Fund intends to distribute its investment company taxable income quarterly and to distribute any net realized capital gains at least annually, to the extent required for U.S. federal income tax purposes. The Board of Directors also may, in its discretion, choose to pay distributions in excess of net investment income and net realized capital gains, though it is not required to do so.

    Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of

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TCW CONVERTIBLE SECURITIES FUND, INC.
Notes to Financial Statements (Unaudited) (continued)
--------------------------------------------------------------------------------

America. These differences may be primarily due to differing treatments for losses deferred due to wash sales and spillover distributions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in-capital and may affect net investment income per share.

REPURCHASE AGREEMENTS: The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the seller at an agreed upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price. The Fund did not enter into any repurchase agreements for the six months ended June 30, 2002.

NOTE 2--FEDERAL INCOME TAXES:

    It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

    For the six months ended June 30, 2002 the Fund recognized on a tax basis a net realized loss of $5,743,593 on security transactions.

    At June 30, 2002, net unrealized depreciation for federal income tax purposes is comprised of the following components;

Appreciated securities............................  $  5,922,787
Depreciated securities............................   (72,435,388)
                                                    ------------
Net unrealized (depreciation).....................  $(66,512,601)
                                                    ============
Cost of securities for federal income tax
  purposes........................................  $333,495,324
                                                    ============

NOTE 3--INVESTMENT ADVISORY AND SERVICE FEES:

    TCW Investment Management Company (the "Advisor") is the investment advisor of the Fund. As compensation for the services rendered, facilities provided, and expenses borne, the Advisor is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund's average net assets and 0.50% of the Fund's average net assets in excess of $100 million.

NOTE 4--PURCHASES AND SALES OF SECURITIES:

    For the six months ended June 30, 2002, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated $120,211,947 and $132,573,071, respectively. There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2002.

NOTE 5--SECURITY LENDING:

    During the six months ended June 30, 2002, the Fund lent securities to brokers. The brokers provided collateral, which must be maintained at

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[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Notes to Financial Statements (Unaudited) (continued)
--------------------------------------------------------------------------------
not less than 100% of the value of the loaned securities, to secure the obligation. At June 30, 2002, the cash received from the borrowing broker was invested in short-term investments valued at $42,508,810 which is 102.9% of the value of the loaned securities.

NOTE 6--DIRECTORS' FEES:

    Directors who are not affiliated with the Advisor received, as a group, aggregate fees and expenses of $42,151 from the Fund for the six months ended June 30, 2002. Certain officers and/ or directors of the Fund are also officers and/or directors of the Investment Advisor.

NOTE 7--RESTRICTED SECURITIES:

    The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at June 30, 2002.

NOTE 8--COMMON STOCK SUBSCRIPTION RIGHTS:

    Non-transferable rights to subscribe to shares of the Fund's common stock were issued to shareholders of record on June 29, 2001. The rights entitled the shareholders to acquire one share of newly issued common stock for four rights held. At the termination of the subscription period on August 2, 2001, 8,450,030 shares of common stock were subscribed at a price of $7.77 per share.

NOTE 9--REPORT OF ANNUAL MEETING OF SHAREHOLDERS:

    The Annual Meeting of Shareholders of the Fund was held on July 18, 2002. At the meeting, the following matters were submitted to a shareholder vote and approved by a vote of a majority of the Fund's outstanding shares; (i) the election of Ernest O. Ellison, John C. Argue, Norman Baker, Jr., Richard W. Call, Matthew K. Fong, John A. Gavin, Patrick C. Haden, Charles A. Parker and Robert G. Sims as Directors to serve until the next annual meeting of the Fund's shareholders and until their successors are elected and qualify (each Director received 46,431,429 affirmative votes; votes exceptions 396,964 and votes withheld 1,084,432); and (ii) the ratification of the selection of Deloitte & Touche LLP as independent auditors of the Fund for the fiscal year ending December 31, 2002 (votes for 47,005,600; votes against 479,461 and abstentions 427,764). 50,809,179 shares were outstanding on the record date of this meeting and 47,912,825 shares entitled to vote were present in person or by proxy at the meeting.

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[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Financial Highlights
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED                           YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2002    -------------------------------------------------------------
                                           (UNAUDITED)      2001(A)       2000         1999         1998         1997
                                          -------------    ---------    ---------    ---------    ---------    ---------
Net Asset Value Per Share, Beginning of
  Period................................    $   6.70       $   8.48     $  11.32     $   9.37     $   9.21     $   8.51
                                            --------       --------     --------     --------     --------     --------
Income from Operations:
  Net Investment Income.................        0.17(5)        0.38(5)      0.35(5)      0.35(5)      0.35(5)      0.35(5)
  Impact to Capital for Shares Issued...          --          (0.01)          --           --        (0.01)       (0.01)
  Impact to Capital for Shares
     Repurchased........................          --             --         0.02           --           --           --
  Net Realized and Unrealized Gains
     (Losses) on Securities.............       (1.34)         (1.31)       (0.80)        3.15         0.85         1.23
                                            --------       --------     --------     --------     --------     --------
          Total from Investment
            Operations..................       (1.17)         (0.94)       (0.43)        3.50         1.19         1.57
                                            --------       --------     --------     --------     --------     --------
Less Distributions:
  Distributions from Net Investment
     Income.............................       (0.17)         (0.38)       (0.35)       (0.35)       (0.35)       (0.35)
  Distributions in Excess of Net
     Investment Income..................       (0.25)         (0.22)          --           --           --           --
  Distributions from Net Realized
     Gain...............................          --             --        (2.06)       (1.20)       (0.68)       (0.52)
  Distributions from Paid-in-Capital....          --          (0.24)          --           --           --           --
                                            --------       --------     --------     --------     --------     --------
          Total Distributions...........       (0.42)         (0.84)       (2.41)       (1.55)       (1.03)       (0.87)
                                            --------       --------     --------     --------     --------     --------
Net Asset Value Per Share, End of
  Period................................    $   5.11       $   6.70     $   8.48     $  11.32     $   9.37     $   9.21
                                            ========       ========     ========     ========     ========     ========
Market Value Per Share, End of Period...    $   6.26       $   8.55     $  10.38     $   9.56     $   9.63     $   9.63
                                            ========       ========     ========     ========     ========     ========
Total Investment Return (1).............      (21.86)%(4)     (9.27)%      34.95%       16.10%       11.41%       12.98%
Net Asset Value Total Return (2)........      (17.98)%(4)    (10.89)%      (4.79)%      39.16%       13.34%       19.10%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)............................    $259,604       $339,577     $352,555     $477,608     $393,588     $355,061
Ratio of Expenses to Average Net
  Assets................................        0.80%(3)       0.75%        0.69%        0.68%        0.73%        0.74%
Ratio of Net Investment Income to
  Average Net Assets....................        5.61%(3)       5.16%        2.88%        3.47%        3.73%        3.95%
Portfolio Turnover Rate.................       38.54%(4)     129.57%      159.44%      119.92%      124.51%      132.99%

(1) Based on market value per share, adjusted for reinvestment of distributions.
(2) Based on net asset value per share, adjusted for reinvestment of distributions.
(3)  Annualized.
(4) For the six months ended June 30, 2002 and not indicative of a full year's operating results.
(5)  Computed using average shares outstanding throughout the period.
(a) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit Guide and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income and increase in net realized and unrealized gains and losses by less than $0.01 per share and decreased the ratio of net investment income to average net assets from 5.18% to 5.16%. Per share data and ratio/ supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                        [TCW LOGO]-Registered Trademark-